SEGMENTED INFORMATION - Balance sheet (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Cash and cash equivalents	[1]	$ 352		$ 422		$ 927		$ 927	$ 223
Property, plant and equipment		41,055	[1]	38,177	[1]	32,708	[1]	32,708
Total assets	[1]	46,196		43,508		$ 36,796
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		143		169
Property, plant and equipment		21,590		20,638
Total assets		23,541		22,573
Total borrowings		9,281		8,989
Other liabilities		4,873		4,553
Additions to property, plant and equipment		264		172
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents		(19)		(7)
Property, plant and equipment		(1,142)		(681)
Total assets		(520)		(286)
Total borrowings		(431)		(223)
Other liabilities		(483)		(1,811)
Additions to property, plant and equipment		(19)		(16)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents		228		260
Property, plant and equipment		20,607		18,220
Total assets		23,175		21,221
Total borrowings		8,450		7,780
Other liabilities		4,026		21,364
Additions to property, plant and equipment		252		171
As per IFRS Financials
Disclosure of operating segments [line items]
Cash and cash equivalents		352		422
Property, plant and equipment		41,055		38,177
Total assets		46,196		43,508
Total borrowings		17,300		16,546
Other liabilities		8,416		24,106
Additions to property, plant and equipment		497		327
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment		26,015		24,666				22,386
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		10		6
Property, plant and equipment		11,488		11,497
Total assets		12,218		12,125
Total borrowings		3,070		2,995
Other liabilities		2,877		2,764
Additions to property, plant and equipment		77		96
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		7		37
Property, plant and equipment		1,938		1,907
Total assets		2,126		2,105
Total borrowings		208		198
Other liabilities		148		150
Additions to property, plant and equipment		32		30
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		10		7
Property, plant and equipment		1,773		1,609
Total assets		2,027		1,868
Total borrowings		449		419
Other liabilities		499		434
Additions to property, plant and equipment		7		7
Wind
Disclosure of operating segments [line items]
Property, plant and equipment		9,300		8,796				7,153
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		18		30
Property, plant and equipment		2,458		2,402
Total assets		2,705		2,562
Total borrowings		1,221		1,210
Other liabilities		597		558
Additions to property, plant and equipment		112		11
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		2		5
Property, plant and equipment		368		348
Total assets		391		379
Total borrowings		71		75
Other liabilities		10		7
Additions to property, plant and equipment		3		0
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		21		29
Property, plant and equipment		628		815
Total assets		692		929
Total borrowings		326		463
Other liabilities		100		124
Additions to property, plant and equipment		9		10
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		5		2
Property, plant and equipment		187		36
Total assets		233		56
Total borrowings		124		31
Other liabilities		28		3
Additions to property, plant and equipment		0		0
Solar
Disclosure of operating segments [line items]
Property, plant and equipment		5,505		4,457				$ 2,851
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		63		41
Property, plant and equipment		2,018		1,347
Total assets		2,266		1,642
Total borrowings		1,470		1,021
Other liabilities		335		271
Additions to property, plant and equipment		0		9
Storage and Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		6		9
Property, plant and equipment		732		686
Total assets		780		746
Total borrowings		235		249
Other liabilities		31		31
Additions to property, plant and equipment		21		3
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents		1		3
Property, plant and equipment		0		(9)
Total assets		103		161
Total borrowings		2,107		2,328
Other liabilities		248		211
Additions to property, plant and equipment		$ 3		$ 6

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).